Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2021
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
Note 22:-	Supplementary Financial Statement Information

a.	Composition of non-controlling interest in material partially-owned subsidiaries:

	December 31,
	2021	2020
Matrix and its subsidiaries	$161,947	$147,662
Sapiens and its subsidiaries	320,448	306,684
Magic Software and its subsidiaries	153,706	150,808
Other	2,726	188
	$638,827	$605,342

b.	The following table provides detailed breakdown of the Group’s financial income and expenses:

	Year ended December 31,
	2021	2020	2019
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$3,539	$3,738	$1,061
Interest expenses on loans and borrowings	6,249	6,863	6,376
Financial costs related to Debentures	6,948	6,546	5,632
Interest expenses attributed to IFRS 16	4,873	5,367	4,195
Bank charges, negative foreign exchange differences and other financial expenses	8,385	6,930	5,179
	29,994	29,444	22,443
Financial income:
Income from marketable securities and embedded derivative	3,338	204	747
Interest income from deposits, positive foreign exchange differences and other financial income	2,651	2,355	3,044
	5,989	2,559	3,791
Financial expenses, net	$24,005	$26,885	$18,652

c.	Geographical information:

1)	The Group’s property and equipment is located as follows:

	December 31,
	2021	2020
Israel	$44,221	$44,105
United States	3,144	4,517
Europe	2,820	3,303
Japan	211	283
Other	6,490	6,968
Total	$56,886	$59,176

2)	Revenues:

The Group’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2021	2020	2019
Israel	$1,506,566	$1,203,109	$1,047,265
International:
United States	591,794	501,785	462,803
Europe	255,680	189,152	145,564
Africa	18,012	11,702	15,336
Japan	12,890	14,282	14,925
Other (mainly Asia pacific)	19,434	13,888	15,222
Total	$2,404,376	$1,933,918	$1,701,115

d.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2021	2020	2019
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$54,585	$46,776	$38,820
Diluted earnings per share – net income attributable to equity holders of the Company	$53,974	$45,969	$37,457
Denominator:
Basic earnings per share – weighted average shares outstanding	15,290	15,286	15,190
Effect of dilutive securities	114	6	151
Diluted earnings per share – adjusted weighted average shares outstanding	15,404	15,292	15,341
Basic net earnings per share	3.57	3.05	2.56
Diluted net earnings per share	3.50	3.01	2.44